License Agreements (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
License Agreements (Details) [Line Items]
Royalty payments	$ 24.2
HavaH [Member]
License Agreements (Details) [Line Items]
Potential development and regulatory milestone payments	10.8
Royalty payments	30.0
Cash payments	0.5
McGill [Member]
License Agreements (Details) [Line Items]
Potential development and regulatory milestone payments	10.5
Royalty payments	15.0
Cash payments	$ 0.4